CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) (USD $)	9 Months Ended		12 Months Ended		0 Months Ended		0 Months Ended					9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 22, 2013 Loans Payable [Member]	Mar. 22, 2013 Loans Payable [Member]	Jul. 21, 2014 Debt Instrument, Tranche One [Member] Convertible Debt [Member]	Aug. 26, 2014 Debt Instrument, Tranche Two [Member] Convertible Debt [Member]	Sep. 26, 2014 Debt Instrument, Tranche Three [Member] Convertible Debt [Member]	Sep. 19, 2014 Convertible Debt [Member]	Jul. 21, 2014 Convertible Debt [Member]	Sep. 30, 2014 Convertible Debt [Member]	Sep. 19, 2014 Convertible Debt [Member]	Jul. 21, 2014 Convertible Debt [Member]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Face Amount													$ 2,500,000	$ 3,500,000
Proceeds from Convertible Debt	3,500,000	0	0	0			1,000,000	1,000,000	500,000	1,000,000
Debt Instrument, Description										The second closing, of $1,500,000, is to occur within 2 days of the effective date of the registration statement filed by the Company for the resale of the shares of common stock issuable upon conversion of the September 2014 Purchase Agreement Debentures.	The fourth and fifth, each in the amount of $500,000, are to occur within 2 and 5 business days, respectively, of the effective date of the registration statement filed by the Company for the resale of the shares of common stock issuable upon conversion of the July 2014 Purchase Agreement Debentures.	In connection with each of the purchase agreements, the Company entered into a registration rights agreement with the respective investors, pursuant to which the Company agreed to file a registration statement for the resale of the shares of common stock issuable upon conversion of, or payable as principal and interest on, the respective debentures, within 45 days of the initial closing date under each agreement, and to have such registration statements declared effective within 120 days of the initial closing dates of each purchase agreement.
Debt Instrument, Interest Rate, Stated Percentage	0.00%					10.00%							5.00%	10.00%
Debt Instrument, Maturity Date										Sep. 19, 2015	Jul. 21, 2015
Debt Instrument, Payment Terms										repayment, including accrued principal and accrued interest, due in nine monthly installments, commencing the fourth month after issuance	repayment, including accrued principal and accrued interest, beginning on the eleventh day of the fourth month after issuance and will continue on the eleventh day of each following 8 successive months thereafter.
Debt Instrument, Convertible, Conversion Price												$ 11.75
Debt Instrument, Convertible, Terms of Conversion Feature												The Company may make payments on the debt in cash, prompting a 30% premium or, subject to certain conditions, in shares of common stock valued at 70% of the lowest volume weighted average price of the common stock for the 20 prior trading days. However, in the event the registration statement filed by the Company in connection with the respective purchase agreements is not effective within 120 days of the initial closing date under the July 2014 Purchase Agreement and 120 days of the initial closing date under the September 2014 Purchase Agreement, the July 2014 Purchase Agreement Debentures’ and the September 2014 Purchase Agreement Debentures’, respectively, conversion rate will be, during the period commencing 120 days after the initial closing date until the registration statement is effective, equal to 63% of the lowest volume weighted average price of the common stock for the 20 prior trading days. If the aforementioned registration statement is not effective within 160 days of the initial closing date, each of the debentures’ conversion rate will be, during the period commencing 160 days after the initial closing date until the registration statement is effective, equal to 60% of the lowest volume weighted average price of the common stock for the 20 prior trading days.
Debt Issuance Cost											227,500
Derivative Liability														1,776,000
Debt Instrument, Issuance Date					Apr. 22, 2014
Interest Expense, Debt					$ 27,417